Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 34,150	$ 23,763	$ 107,073	$ 75,503	$ 52,112
U.S.
Segment Reporting Information [Line Items]
Revenues	18,237	12,968	57,938	40,529	28,261
Europe
Segment Reporting Information [Line Items]
Revenues	8,724	5,366	25,181	15,265	10,141
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	3,943	2,893	13,356	11,076	7,838
Rest of the world
Segment Reporting Information [Line Items]
Revenues	2,846	2,248	9,374	7,477	5,155
Israel
Segment Reporting Information [Line Items]
Revenues	$ 400	$ 288	$ 1,224	$ 1,156	$ 717